LOAN AND SECURITY AGREEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
LOAN AND SECURITY AGREEMENT
(10)	LOAN AND SECURITY AGREEMENT
Hercules Capital Secured Term Loan
On June 10, 2021, the Company entered into a $100,000 secured term loan agreement with Hercules Capital, Inc. (the “Hercules Capital secured term loan”) and borrowed the full amount under the secured term loan agreement. The term loan has a maturity date of June 1, 2024 and is secured by substantially all of the assets of the Company. Payments due for the term loan are interest-only until the maturity date with interest payable monthly in arrears. The outstanding principal bears (i) cash interest at the greater of (a) 8.15% or (b) 8.15% plus the prime rate minus 3.25% and
(ii) payment-in-kind
interest of 1.25% which is accrued and added to the outstanding principal balance. Prepayment of the outstanding principal is permitted under the loan agreement and subject to certain prepayment fees. In connection with the secured term loan, the Company paid an initial facility charge of $1,000 and the Company will be required to pay an end of term charge of $3,250 upon repayment of the loan.
The secured term loan agreement contains customary representations, warranties, non-financial
covenants, and events of default. The Company is in compliance with all debt covenants related to its long-term borrowings as of June 30, 2021. As of June 30, 2021, there was $98,827 outstanding under the Hercules Capital secured term loan, which is classified as long-term borrowings in the Company’s condensed consolidated balance sheets. As of June 30, 2021, the Company had no availability under the Hercules Capital secured term loan.
In connection with the $100,000 Hercules Capital secured term loan, the Company repaid the $15,000 advance under the SBV Revolving Line and Term Loan Line and terminated the Loan and Security Agreement (see below).
Revolving Line and Term Loan Line
On December 23, 2020, the Company entered into a Loan and Security Agreement (the “Loan and Security Agreement”) with Silicon Valley Bank (“SVB”) for a maximum of $35,000 in financing and issued SVB warrants to purchase 13,432 shares of common stock at a price of $11.62 per share (see Note 11). The $35,000 could be drawn upon utilizing the Revolving Line and Term Loan Line (the “Revolving Line and Term Loan Line”) subject to certain terms and conditions. On May 13, 2021, the Company borrowed $15,000 as a Term Loan advance under its Loan and Security Agreement. On June 10, 2021, the Company repaid the $15,000 as a Term Loan advance under its Loan and Security Agreement upon funding of the Hercules Capital Secured Term Loan and the Revolving Line was closed.

10.	LOAN AND SECURITY AGREEMENT
On
December 23, 2020
, the Company entered into a Loan and Security Agreement for a maximum of $
35,000
in financing which includes a warrant to purchase
13,432
shares of common stock at a price of $
11.62
per share (see Note 11). The $
35,000
may be drawn upon utilizing the Revolving Line and Term Loan Line subject to certain terms and conditions.
Amounts borrowed under the Revolving Line, an aggregate principal amount of up to $
35,000
, may be repaid and, prior to the maturity date of
December 23, 2022
, reborrowed. The Revolving Line terminates on the maturity date of December 23, 2022, when the outstanding principal amount of all advances, any accrued and unpaid interest, and all other obligations shall be immediately due and payable.
The Company can request an advance from the Term Loan from December 23, 2020 through September 30, 2021 in an aggregate principal amount not to exceed the lesser of (i) $15,000, or (ii) measured at the time of each advance request, the difference of $35,000 less the aggregate outstanding amount of advances received under the revolving line. The aggregate outstanding principal amount of the Term Loan advances shall not exceed $15,000. The Term Loan maturity date is December 1, 2024. The Term Loan advances are interest only through December 31, 2021, payable beginning on January 1, 2022 and continuing the first day of each month thereafter
in
thirty-six
equal installments of principal plus accrued interest. The Company has the option to make up to two prepayments of the Term Loan advances in minimum increments of $
1,000
subject to certain prepayment terms and conditions. If the Term Loan advances are accelerated following the occurrence and during an event of default, the Company shall be subject to mandatory prepayment provisions which require the immediate payment of all outstanding principal plus accrued and unpaid interest including all other amounts due and payable with respect to Term Loan advances, including interest at the default rate with respect to any past due amounts.
The Revolving Line advances shall accrue interest on the outstanding principal amount at a floating per annum rate equal to the greater of the prime rate plus applicable margin, and the floor rate, which interest shall be payable monthly in arrears. The Term Loan Advances shall accrue interest on the principal amount at a floating per annum rate equal to the greater of 2.00% above the Prime Rate, and 5.25%, which interest shall be payable monthly in arrears. Interest is payable monthly in arrears and shall computed based on a three hundred sixty-day
year for the actual number of days elapsed. Immediately upon the occurrence and during an event of default, outstanding obligations shall bear interest at a rate per annum which is 5.00% above the applicable rate.
The Company paid a revolving line commitment fee of $105 on December 23, 2020. Additionally, the Company shall pay an anniversary fee of $
105
on the earlier of December 23, 2021 or termination of the Loan and Security Agreement. The Company is required to pay a monthly unused revolving line facility fee equal to the sum of 0.20% per year of the average unused portion of the revolving line, as determined by the lender, computed on the basis of a year.
In addition, the Loan and Security Agreement contains certain covenants applicable to the Company and its subsidiaries, including, among others: (i) access to financial statements, reports, collateral, books and records, (ii) maintain business and collateral insurance and good legal standing (iii) maintain operating accounts, the cash collateral account and excess cash with the lender subject to certain limitations and restrictions, (vi) maintain an adjusted quick ratio of at least 0.85 to
1.00
and (vii) protection of intellectual property rights. The Loan and Security Agreement includes negative covenants which prohibits the
Company of disposing of any part of the business, change businesses, merge or consolidate, take on new indebtedness, pay dividends or make distributions, or make or permit any payment on any subordinated debt without the lender’s prior written consent. Subject to customary grace periods and notice requirements, the Loan and Security Agreement also contains certain customary events of default.
As of December 31, 2020, the Company had $35,000 of availability under the Revolving Line and Term Loan, and the Company had not drawn on Revolving Line and Term Loan.